Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	35 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Aztlan Global Stock Selection DM SMID ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	26.03%		12.10%
Aztlan North America Nearshoring Stock Selection ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.61%)	4.14%
Solactive Aztlan Global Developed Markets SMID Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.23%		14.42%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	23.61%	16.00%
MSCI World SMID Cap Index Gross Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%		10.02%
Aztlan North America Nearshoring Price Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.01%)	5.58%